REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue by Sales Channel
Total revenue by sales channel was as follows for the periods indicated:

	Period from July 28 to December 31, 2022
	Successor
(In thousands)	Obagi Skincare	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$30,276	$30,192	$60,468
Distributors	28,826	1,091	29,917
Net product sales	$59,102	$31,283	$90,385
Royalties	1,988	—	1,988
Net revenue	$61,090	$31,283	$92,373

	Period from January 1 to July 27, 2022	Year ended December 31, 2021	Year ended December 31, 2020
		(As Restated)	(As Restated)
(In thousands)	Predecessor
Revenue by Sales Channel
Direct sales	$39,649	$68,181	$54,343
Distributors	31,080	68,578	34,181
Net product sales	$70,729	$136,759	$88,524
Royalties	3,031	5,713	5,904
Net revenue	$73,760	$142,472	$94,428

Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

Period from July 28 to December 31, 2022
(In thousands)	Successor
Revenue by Geographic Region
North America	$56,630
Rest of the World	33,755
Net product sales	$90,385
Royalties	1,988
Total:	$92,373

	Period from January 1 to July 27, 2022	Year ended December 31, 2021	Year ended December 31, 2020
		(As Restated)	(As Restated)
(In thousands)	Predecessor
Revenue by Geographic Region
North America	$44,443	$79,122	$64,040
Rest of the World	26,286	57,637	24,484
Net product sales	$70,729	$136,759	$88,524
Royalties	3,031	5,713	5,904
Total:	$73,760	$142,472	$94,428